LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
13.	LEASES

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to two years. Lease costs are included in origination and servicing expenses, sales and marketing expenses, general and administrative expenses, and research and development expenses, depending on the use of the underlying asset. Operating lease expenses (including fixed lease cost and short-term lease cost) were RMB24,255, RMB35,738 and RMB26,466 for the years ended December 31, 2018, 2019 and 2020, respectively. Total lease expense related to short-term leases was nil for the year ended December 31, 2020.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
Operating leases:	RMB	RMB
Operating leases right-of-use assets	37,215	6,926
Current portion of lease liabilities	2,735	3,322
Non-current portion of lease liabilities	32,480	1,873
Total operating lease liabilities	35,215	5,195
Weighted average remaining lease term (in years)	1.2	1.7
Weighted average discount rate	4.75%	4.75%

Supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 is as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	28,319	25,665
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	15,986	4,734

13.	LEASES - continued

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2020 are as follows:

RMB
2021	3,462
2022	1,281
2023 and thereafter	663
Total lease payment	5,406
Less imputed interest	(211)
Total	5,195